UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brencourt Advisors, LLC
Address: 600 Lexington Ave., 8th FL

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Hopkins
Title:     Chief Compliance Officer
Phone:     (212) 313-9776

Signature, Place, and Date of Signing:

     Adam Hopkins     New York, NY     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $59,358 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202      550    75000 SH                               75000
BORLAND SOFTWARE CORP          NOTE 2.750% 2/1  099849AB7     2927  3000000 PRN                            3000000
CENTEX CORP                    COM              152312104     2538   300000 SH                              300000
CENTURY ALUM CO                NOTE 1.750% 8/0  156431AE8     5005  7000000 PRN                            7000000
CITIGROUP INC                  PUT              172967951     2970  1000000 SH  PUT                        1000000
CONSECO INC                    DBCV 3.500% 9/3  208464BH9      776  1500000 PRN                            1500000
DATA DOMAIN INC                COM              23767P109     2504    75000 SH                               75000
EMULEX CORP                    COM NEW          292475209      489    50000 SH                               50000
GENERAL FINANCE CORP           COM              369822101       54    32644 SH                               32644
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107     1555   171600 SH                              171600
LOUISIANA PAC CORP             PUT              546347955      855   250000 SH  PUT                         250000
MAIDEN HOLDINGS LTD            SHS              G5753U112     2790   425356 SH                              425356
MARSHALL EDWARDS INC           COM              572322303        7    13500 SH                               13500
MEDAREX INC                    CALL             583916901      292    35000 SH  CALL                         35000
MEDAREX INC                    COM              583916101     7724   925000 SH                              925000
NCI BUILDING SYS INC           PUT              628852955     1848   700000 SH  PUT                         700000
NCI BUILDING SYS INC           NOTE 2.125%11/1  628852AG0     4199  6800000 PRN                            6800000
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268AH1     2269  3000000 PRN                            3000000
PEPSI BOTTLING GROUP INC       COM              713409100     2572    76000 SH                               76000
SCHERING PLOUGH CORP           COM              806605101     3768   150000 SH                              150000
SEQUENOM INC                   COM NEW          817337405     1774   453693 SH                              453693
SEQUENOM INC                   CALL             817337905      782   200000 SH  CALL                        200000
SUN MICROSYSTEMS INC           COM NEW          866810203     3227   350000 SH                              350000
ULURU INC                      COM              90403T100     1280  4793923 SH                             4793923
WYETH                          COM              983024100     5447   120000 SH                              120000
ZIONS BANCORPORATION           PUT              989701957     1156   100000 SH  PUT                         100000